Segmented Information	12 Months Ended
Dec. 31, 2022
Segmented Information
Segmented Information

24.Segmented Information

The Company’s exploration and evaluation activities are in the province of Ontario, Canada and Idaho, USA, with its head office function in Canada.  All of the Company’s capital assets, including property and equipment, and exploration and evaluation assets are located in Canada and USA.

The Company’s Chief Operating Decision Maker (CODM) is its Chief Executive Officer. The CODM reviews the results of Company’s refinery business as a discrete business unit, separate from the rest of the Company’s activities which are reviewed on an aggregate basis.

(a)  Segmented Operating Results

	For Year Ended Dec 31, 2022
	Refinery	Corporate & Other	Total
Operating Expenses
Consulting and professional fees	$47	$2,682	$2,729
Exploration and evaluation expenditures	—	3,428	3,428
General and administrative and Travel	138	1,787	1,925
Investor relations and marketing	—	1,000	1,000
Refinery, engineering and metallurgical studies	2,349		2,349
Refinery, permitting, and environmental expenses	128	—	128
Salary and benefits	655	3,258	3,913
Share-based payments	—	1,282	1,282
Operating loss	$3,317	$13,437	$16,754
Unrealized loss on marketable securities	—	(589)	(589)
Gain on financial derivative liability - convertible notes	—	27,686	27,686
Gain on fianncial derivative liability - US warrants	—	1,531	1,531
Other non-operating income	—	677	677
Income (loss) before taxes	$(3,317)	$15,868	$12,551

	For Year Ended Dec 31, 2021
	Refinery	Corporate & Other	Total
Operating Expenses
Consulting and professional fees	$116	$4,193	$4,309
Exploration and evaluation expenditures	—	4,705	$4,705
General and administrative and Travel	117	371	$488
Investor relations and marketing	2	841	$843
Refinery, engineering and metallurgical studies	4,442	—	$4,442
Refinery, permitting, and environmental expenses	866	1	$867
Salary and benefits	416	2,388	$2,804
Share-based payments	—	731	$731
Operating loss	$5,959	$13,230	$19,189
Unrealized loss on marketable securities	—	(2,617)	(2,617)
Loss on financial derivative liability - convertible notes	—	(12,952)	(12,952)
Other non-operating expense	—	(158)	$(158)
Loss before taxes	$(5,959)	$(28,957)	$(34,916)

(b)  Segmented Assets and Liabilities

	Total Assets		Total Liabilities
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Refinery	$91,322	$17,082	$17,723	$1,776
Corporate & Other	96,202	150,529	43,292	65,871
Total	$187,524	$167,611	$61,015	$67,647